Jun. 18, 2018
TOUCHSTONE STRATEGIC TRUST | Touchstone Credit Opportunities Fund
Touchstone Credit Opportunities Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Global Growth Fund
Touchstone International Growth Opportunities Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone International Small Cap Fund
Touchstone International Small Cap Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Fund
Touchstone Large Cap Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund
Touchstone Large Company Growth Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Ohio Tax-Free Bond Fund
Touchstone Ohio Tax-Free Bond
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the maximum sales charge load imposed on purchases in the Fee and Expenses Table for the Touchstone Ohio Tax-Free Bond (the “Fixed Income Fund”) is changed to 2.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Fixed Income Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in a Touchstone Fixed Income Fund.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $50,000	2.00%	2.04%	1.75%
$50,000 but less than $100,000	1.50%	1.52%	1.25%
$100,000 but less than $250,000	1.00%	1.01%	0.85%
$250,000 but less than $500,000	0.50%	0.50%	0.40%
$500,000 or more	0.00	0.00	None	*
* Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Fixed Income Class A shares of $500,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to .50%. No Finder's Fee is payable on purchases of the Touchstone Ultra Short Duration Fixed Income Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in a Touchstone Fixed Income Fund.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Small Cap Value Opportunities Fund
Touchstone Small Cap Value Opportunities Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.
TOUCHSTONE STRATEGIC TRUST | Touchstone Value Fund
Touchstone Value Fund
June 18, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Credit Opportunities Fund
Touchstone International Growth Opportunities Fund
Touchstone International Small Cap Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Ohio Tax-Free Bond
Touchstone Small Cap Value Opportunities Fund
Touchstone Value Fund

Supplement to the Prospectus dated October 30, 2017

Notice of Reduction of Class A Shares Sales Load

Effective on or about August 17, 2018, the “Maximum Sales Charge (Load) Imposed on Purchases” in the Fees and Expenses Table for each of the Touchstone Credit Opportunities Fund, Touchstone International Growth Opportunities Fund, Touchstone International Small Cap Fund, Touchstone Large Cap Fund, Touchstone Large Company Growth Fund, Touchstone Small Cap Value Opportunities Fund, and the Touchstone Value Fund (collectively, the “Equity Funds”) is reduced to 5.00% and the first paragraph in the section “The Fund’s Fees and Expenses” for each Equity Fund is replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Additionally, in the “Choosing a Class of Shares” section of the prospectus, the first two tables in the "Class A Shares Charge" section are replaced with the following:

All Funds except the Ohio Tax-Free Bond Fund

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00	0.00	None*
*Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Equity Class A shares of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1%.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 or more in the Touchstone Equity Funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 60 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Please retain this Supplement for future reference.